Share Capital	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share Capital	Share Capital
Authorized

Unlimited	Common shares, with no par value
Unlimited	Preferred shares issuable in series, with attributes designated by the board of directors

Common shares
On November 14, 2022, the Company received approval from the TSX to renew its Normal Course Issuer Bid (NCIB), enabling it to purchase up to 5,538,309 common shares during the period November 16, 2022, to November 15, 2023. The Company also has an Automatic Share Purchase Plan (ASPP) which allows a broker, in its sole discretion and based on the parameters established by the Company, to purchase common shares for cancellation under the NCIB at any time during predetermined trading blackout periods. During 2022, 1,085,676 (2021 – 939,482) common shares were repurchased for cancellation pursuant to the NCIB at a cost of $65.3 (2021 – $50.7). Of this amount, $9.6 and $0.1 (2021 – $8.1 and $0.1) reduced share capital and contributed surplus, respectively, and $55.6 (2021 – $42.5) was charged to retained earnings. As at December 31, 2022 and December 31, 2021, no liability was recorded in the Company’s consolidated statements of financial position in connection with the ASPP.

Dividends
Holders of common shares are entitled to receive dividends when declared by the Company’s board of directors. The table below sets out the dividends paid in 2022.

Date Declared	Record Date	Payment Date	Dividend per Share $	Paid $
November 3, 2021	December 31, 2021	January 18, 2022	0.165	18.3
February 23, 2022	March 31, 2022	April 18, 2022	0.180	20.0
May 11, 2022	June 30, 2022	July 15, 2022	0.180	19.9
August 10, 2022	September 29, 2022	October 17, 2022	0.180	20.0
November 10, 2022	December 30, 2022	January 17, 2023	0.180	—

At December 31, 2022, trade and other payables included $20.0 (2021 – $18.3) related to the dividends declared on November 10, 2022.

Share-based payment transactions
The Company has a long-term incentive program that uses share options, restricted share units, and performance share units (RSUs and PSUs). The Company also has a deferred share unit (DSUs) plan for the board of directors.

During 2022, the Company recognized a net share-based compensation expense of $26.0 (2021 – $46.7) in administrative and marketing expenses in the consolidated statements of income. The amount expensed included nil (2021 – $0.1) related to the amortization of the fair value of options granted and $26.0 (2021 – $46.6) related to the cash-settled share-based compensation (RSUs, PSUs, and DSUs). Also, an adjustment of $0.8 (December 31, 2021 - $4.9) was included in contributed surplus for deferred tax impacts on share-based compensation.
a)Share options

	For the year ended December 31, 2022		For the year ended December 31, 2021
	Shares #	Weighted Average Exercise Price per Share $	Shares #	Weighted Average Exercise Price per Share $

Share options outstanding, beginning of the year	848,278	32.37	2,123,800	32.45
Exercised	(561,217)	32.06	(1,267,614)	32.50
Forfeited	(6,000)	32.16	(7,908)	32.98

Share options outstanding, end of the year	281,061	32.98	848,278	32.37
Share options vested, end of the year	281,061	32.98	848,278	32.37

These options are held by officers and employees, expire on May 15, 2023, and can be exercised at a price per share of $32.98.

b)Cash-settled share-based payments

	December 31, 2022			December 31, 2021
	RSUs #	PSUs #	DSUs #	RSUs #	PSUs #	DSUs #
Units, beginning of year	406,762	862,032	200,411	289,180	869,337	163,249
Granted and adjusted dividends	150,591	263,434	28,871	128,579	251,120	37,162
Paid	(148,327)	(318,058)	—	—	(235,373)	—
Forfeited	(13,301)	(21,919)	—	(10,997)	(23,052)	—
Units, end of year	395,725	785,489	229,282	406,762	862,032	200,411

The Company has total return swaps for a portion of its RSUs and DSUs to offset its exposure to the change in common share price (note 24).

Restricted share units
Under the Company’s long-term incentive program, certain officers and employees may be granted RSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date, and the fair value is determined based on the trading price of the Company's common shares. For units that vest upon completing a three-year service condition, unit holders will receive cash payments based on the number of units held on the record date and the volume weighted average trading price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts.

During 2022, the Company granted 145,884 RSUs (2021 - 124,599) at a fair value of $8.0 (2021 - $6.7) and 148,327 RSUs were paid at a value of $8.0 (2021 - no payments were made for RSUs). At December 31, 2022, the obligations accrued for RSUs were $12.7 (2021 - $15.4) included in other liabilities (note 19).

Performance share units
Under the Company’s long-term incentive program, certain members of the senior leadership team may be granted PSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date. The number of units that vest upon completing a three-year service condition, is subject to a percentage that can range from 0% to 200%, depending on achieving three-year performance and market objectives. The objectives include a return on equity target for a 60% weighting and a total shareholder return relative to the Company's peer group for a 40% weighting.

The fair value of these units is measured using the Monte Carlo method. For units that vest upon completing a three-year service condition that starts after the grant date, unit holders will receive cash payments based on the number of units held on the record date and the volume weighted average trading price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts.

During 2022, 253,938 PSUs (2021 - 242,701) were granted at a fair value of $14.5 (2021 - $14.0) and 318,058 PSUs were paid (2021 - 235,373) at a value of $15.3 (2021 - $9.0). At December 31, 2022, the obligations accrued for PSUs were $32.8 (2021 – $32.5) included in other liabilities (note 19).

Deferred share units
The directors of the board receive DSUs and once certain requirements are met, on an annual basis, the directors may elect to allocate their compensation between DSUs and cash payment (to a maximum of 70%), less withholding amounts. These units vest on their grant date and are adjusted for dividends as they arise, based on the number of units held on the record date. The fair value is determined based on the trading price of the Company's common shares and are paid in cash to the directors of the board on their death or retirement. Cash payment is determined at the volume weighted average of the closing market price of the Company’s common shares for the last 10 trading days of the month.

During 2022, 28,871 DSUs (2021 – 37,162) were granted at a fair value of $1.6 (2021 – $1.8), based on the closing market price of the Company’s common shares at the grant date. At December 31, 2022, the outstanding and vested DSUs had a fair value of $14.9 (2021 – $14.1) included in other liabilities (note 19).